6. Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
	December 31, 2018	December 31, 2017
Accrued payroll and benefits	$53,541	$723,488
Accrued professional fees	394,075	389,086
Accrued research costs	205,067	11,477
Other	11,346	11,602
	$664,029	$1,135,653